CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
General and administrative costs	$ 527,434	$ 262,245	$ 769,866	$ 457,632
Loss from operations	(527,434)	(262,245)	(769,866)	(457,632)	$ (931,461)	$ (1,036,627)
Other (expense) income:
Change in fair value of warrant liabilities	(497,000)	(656,040)	2,650,667	(578,176)	(3,228,843)	918,166
Change in fair value of convertible promissory notes - related party	89,264	77,038	48,186	81,614	178,942	196,947
Interest earned on interest-bearing Demand Deposit held in Trust Account	235,555	689,016	466,156	1,361,827	2,468,822	8,127,041
Other (expense) income, net	(172,181)	110,014	3,165,009	865,265	(581,079)	9,242,154
Net (loss) income	$ (699,615)	$ (152,231)	$ 2,395,143	$ 407,633	(1,512,540)	8,205,527
Operating and formation costs					$ 931,461	$ 1,036,627
Class A ordinary shares subject to possible redemption
Other (expense) income:
Basic, weighted average shares outstanding (in Shares)	3,076,094	7,249,712	3,076,094	7,249,712	6,597,942	14,571,529
Diluted, weighted average shares outstanding (in Shares)	3,076,094	7,249,712	3,076,094	7,249,712	6,597,942	14,571,529
Basic, net (loss) income per ordinary share (in Dollars per share)	$ (0.08)	$ (0.01)	$ 0.27	$ 0.03	$ (0.12)	$ 0.4
Diluted net (loss) income per ordinary share (in Dollars per share)	$ (0.08)	$ (0.01)	$ 0.27	$ 0.03	$ (0.12)	$ 0.4
Non-redeemable Class A and Class B ordinary shares
Other (expense) income:
Basic, weighted average shares outstanding (in Shares)	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Diluted, weighted average shares outstanding (in Shares)	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Basic, net (loss) income per ordinary share (in Dollars per share)	$ (0.08)	$ (0.01)	$ 0.27	$ 0.03	$ (0.12)	$ 0.4
Diluted net (loss) income per ordinary share (in Dollars per share)	$ (0.08)	$ (0.01)	$ 0.27	$ 0.03	$ (0.12)	$ 0.4